SCHEDULE OF INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Patents and licenses, carrying amounts
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance	97,722
Patents and licenses, carrying amounts
Amortization for the year
Disposals	(97,722)	[1]
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Patents and licenses, carrying amounts
Technology-based intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance
Patents and licenses, carrying amounts
Amortization for the year
Disposals		[1]
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Patents and licenses, carrying amounts
Customer-related intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance	97,722
Patents and licenses, carrying amounts
Amortization for the year
Disposals	(97,722)	[1]
At cost [member]
IfrsStatementLineItems [Line Items]
Balance	900,131
Impairment	(714,000)
Disposals	(186,131)	[1]
Patents and licenses, carrying amounts
At cost [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance	714,000
Impairment	(714,000)
Disposals		[1]
Patents and licenses, carrying amounts
At cost [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance	186,131
Impairment
Disposals	(186,131)	[1]
Patents and licenses, carrying amounts

[1]	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 21).